Significant Accounting Policies (Details) - Schedule of changes in the allowance for credit losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of trade receivables net of an allowance [Abstract]
Balance at the beginning of the year	$ 1,337	$ 1,558
Current period provision	428	68
Write offs	(635)
Recoveries collected		(289)
Balance at year end	$ 1,130	$ 1,337